CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Tables)	12 Months Ended
Dec. 31, 2015
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY
Schedule of condensed balance sheets

(Amounts in thousands of Renminbi (“RMB”) and US dollars (“US$”))

	As of December 31,
	2014	2015
	RMB	RMB	US$
ASSETS:
Current assets:
Cash and cash equivalents	73,408	46,363	7,157
Prepaid expenses and other current assets	2,256	2,117	327
Short term investment	25,219	26,169	4,040

Total current assets	100,883	74,649	11,524

Non-current assets:
Property and equipment, net	5,565	2,890	446
Long term investments	16,539	17,841	2,754
Investments in subsidiaries and consolidated VIEs	714,317	629,483	97,175

Total non-current assets	736,421	650,214	100,375

TOTAL ASSETS	837,304	724,863	111,899

LIABILITIES AND SHAREHOLDERS’ EQUITY:
Current liabilities:
Accrued expenses and other payables	2,357	3,637	561

Total current liabilities	2,357	3,637	561

Total liabilities	2,357	3,637	561

Shareholders’ equity:
Ordinary shares (US$0.0001 par value; 1,000,000,000 and 1,000,000,000 shares authorized; 430,738,131 and 399,905,971shares issued and outstanding as of December 31, 2014 and 2015, respectively)	310	310	48
Additional paid-in capital	1,424,075	1,473,468	227,464
Treasury stock	(41,940)	(94,275)	(14,554)
Statutory reserves	1,326	1,326	205
Accumulated deficit	(550,610)	(663,506)	(102,428)
Accumulated other comprehensive income	1,786	3,903	603

Total shareholders’ equity	834,947	721,226	111,338

TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	837,304	724,863	111,899

Schedule of condensed statements of comprehensive loss

(Amounts in thousands of Renminbi (“RMB”) and US dollars (“US$”))

	For the years ended December 31,
	2013	2014	2015
	RMB	RMB	RMB	US$

General and administrative expenses	(14,072)	(8,189)	(7,726)	(1,193)
Impairment of an available-for-sale investment	(1,217)	—	—	—

Operating loss	(15,289)	(8,189)	(7,726)	(1,193)

Interest income	1,075	2,727	15	2
Other income	6	—	3,376	521
Foreign exchange (loss) gain	(6,608)	8,213	13,284	2,051
Share of losses from subsidiaries and consolidated VIEs	(13,413)	(9,592)	(97,640)	(15,072)

Loss before income taxes	(34,229)	(6,841)	(88,691)	(13,691)

Net loss	(34,229)	(6,841)	(88,691)	(13,691)

Foreign currency translation	(1,975)	46	264	41
Unrealized gain from available-for-sale investments	1,821	583	1,853	286
Amounts reclassified from accumulated other comprehensive income	(1,912)	—	—	—

Total other comprehensive income (loss), net of tax	(2,066)	629	2,117	327

Comprehensive loss	(36,295)	(6,212)	(86,574)	(13,364)

Schedule of condensed statements of cash flows

(Amounts in thousands of Renminbi (“RMB”) and US dollars (“US$”))

	For the years ended December 31,
	2013	2014	2015
	RMB	RMB	RMB	US$
Net cash used in operating activities	(40,370)	(1,120)	(4,528)	(698)

Cash flows from investing activities:
Cash given to subsidiaries and consolidated VIEs	(12,240)	(283,068)	—	—
Cash paid for long term investment	(4,815)	(2,692)	(1,302)	(201)
Cash received from sale of available-for-sale investments	57,260	—	—	—

Net cash provided by (used in) investing activities	40,205	(285,760)	(1,302)	(201)

Cash flows from financing activities:
Consideration paid to selling shareholders	—	(183,858)	—	—
Proceeds received on behalf of selling shareholders	—	183,858	—	—
Proceeds from issuance of ordinary shares	—	158,044	—	—
Proceeds from employee share options exercised	15,683	13,975	16,993	2,623
Cash guaranteed as restricted cash	(60,000)	60,000	—	—
Cash received from an off-shore subsidiary	—	—	42,946	6,630
Payment for repurchase of ordinary shares	—	—	(93,891)	(14,494)

Net cash generated by (used in) financing activities	(44,317)	232,019	(33,952)	(5,241)

Net decrease in cash and cash equivalents	(44,482)	(54,861)	(39,782)	(6,140)
Cash and cash equivalents at beginning of the year	164,024	117,626	73,408	11,332
Effect of foreign exchange rate changes on cash	(1,916)	10,643	12,737	1,965

Cash and cash equivalents at end of the year	117,626	73,408	46,363	7,157